Document and Entity Information	Nov. 28, 2018
Prospectus:
Document Type	497
Document Period End Date	Nov. 28, 2018
Registrant Name	PACIFIC FUNDS SERIES TRUST
Central Index Key	0001137761
Amendment Flag	false
Document Creation Date	Nov. 28, 2018
Document Effective Date	Nov. 28, 2018
Prospectus Date	Aug. 01, 2018
PF ABCIR Prospectus | Pacific Funds Floating Rate Income | CLASS I
Prospectus:
Trading Symbol	PLFRX
PF ABCIR Prospectus | Pacific Funds Floating Rate Income | Class A
Prospectus:
Trading Symbol	PLFLX
PF ABCIR Prospectus | Pacific Funds Floating Rate Income | Class C
Prospectus:
Trading Symbol	PLBCX
PF ABCIR Prospectus | Pacific Funds Floating Rate Income | ADVISOR CLASS
Prospectus:
Trading Symbol	PLFDX
PF ABCIR Prospectus | Pacific Funds Small/Mid-Cap | Class A
Prospectus:
Trading Symbol	PFDAX
PF ABCIR Prospectus | Pacific Funds Small/Mid-Cap | Class C
Prospectus:
Trading Symbol	PFPCX
PF ABCIR Prospectus | Pacific Funds Small/Mid-Cap | Advisor Class
Prospectus:
Trading Symbol	PFMDX
PF ABCIR Prospectus | Pacific Funds Small/Mid-Cap | Class S
Prospectus:
Trading Symbol	PFOIX
PF ABCIR Prospectus | Pacific Funds Small-Cap | Class A
Prospectus:
Trading Symbol	PFKAX
PF ABCIR Prospectus | Pacific Funds Small-Cap | Class C
Prospectus:
Trading Symbol	PFACX
PF ABCIR Prospectus | Pacific Funds Small-Cap | Advisor Class
Prospectus:
Trading Symbol	PFQDX
PF ABCIR Prospectus | Pacific Funds Small-Cap | Class S
Prospectus:
Trading Symbol	PFJIX
PF ABCIR Prospectus | Pacific Funds Small-Cap Value | Class A
Prospectus:
Trading Symbol	PFEAX
PF ABCIR Prospectus | Pacific Funds Small-Cap Value | Class C
Prospectus:
Trading Symbol	PFHCX
PF ABCIR Prospectus | Pacific Funds Small-Cap Value | Advisor Class
Prospectus:
Trading Symbol	PFFDX
PF ABCIR Prospectus | Pacific Funds Small-Cap Value | Class S
Prospectus:
Trading Symbol	PFEIX